INVESTMENTS IN ASSOCIATES (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Opening balance		$ 293,118	$ 358,053
Changes
Investment in joint ventures, additions	[1]	20,129	2,741
Disposals, investment in associates and joint ventures	[2]	(943)	(58,850)
Share of profit (loss) in investment in associates		4,821	7,416
Share of profit (loss) in investment in joint ventures		(2,504)	359
Dividends Received, Investments in Associates		(4,357)	(13,601)
Increase (Decrease) in foreign exchange currency on translation of Associates and Joint Ventures		8,351	(5,440)
Other increase (decrease) in investment and associates and joint ventures		(1,676)	2,440
Total changes		23,821	(64,935)
Closing balance		316,939	293,118
Carrying amount of associates accounted for using equity method				$ 85,714	$ 93,579	$ 152,967
Carrying amount of joint ventures accounted for using equity method				231,225	199,539	205,086
Total investment accounted for using equity method		$ 316,939	$ 358,053	$ 316,939	$ 293,118	$ 358,053

[1]	During the period ended December 2020, Arauco Bioenegía S.A. has made four contributions to Parque Eólico Ovejera del Sur SpA, the first one for ThCLP$ 53,000 on February 01, the second for ThCLP$ 100,000 on May 15, the third for ThCLP$ 30,000 on August 18, and the fourth for ThCLP$ 90,000 on December 28. These amounts are equivalent to ThU.S.$ 354 corresponding to 213 shares. During the first quarter of 2020, Maderas Arauco S.A. has made two contributions to E2E S.A, one for ThCLP$ 300,000 on January 29 and the second for ThCLP$ 11,700,000 on February 03. Both are equivalent to ThU.S.$ 15,022. On July 29, 2020 Agrícola El Paque SpA was constituted. Forestal Arauco S.A. contributed with non-monetary assets for ThCLP$ 3,651,895 equivalents to ThU.S.$4,753.
[2]	ThU.S.$ 56,492 account for the carrying amount of investment in Puertos y Logística S.A., which was sold on April 5, 2019.